Quarterly Holdings Report
for
Fidelity® SAI U.S. Low Volatility Index Fund
July 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV1-NPRT3-0926
1.9866137.111
Common Stocks - 99.7%
	Shares	Value ($)
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	111,411	19,520,321
UNITED STATES - 99.6%
Communication Services - 7.5%
Diversified Telecommunication Services - 2.7%
AT&T Inc	11,867,791	275,926,141
Comcast Corp Class A	1,267,804	30,376,584
Verizon Communications Inc	7,148,908	334,640,383
		640,943,108
Entertainment - 0.3%
Electronic Arts Inc	381,821	80,128,955
Interactive Media & Services - 3.6%
Alphabet Inc Class A	2,389,268	850,890,013
Media - 0.3%
Fox Corp Class A (b)	555,757	32,361,729
Omnicom Group Inc (b)	533,335	41,973,465
		74,335,194
Wireless Telecommunication Services - 0.6%
T-Mobile US Inc	803,215	138,723,263
TOTAL COMMUNICATION SERVICES		1,785,020,533
Consumer Discretionary - 9.0%
Automobile Components - 0.0%
Gentex Corp	371,166	8,670,437
Broadline Retail - 1.8%
Amazon.com Inc (c)	1,598,451	434,107,323
Distributors - 0.1%
Genuine Parts Co	235,829	29,330,052
Diversified Consumer Services - 0.1%
H&R Block Inc (b)	214,891	9,461,651
Service Corp International/US (b)	236,021	20,342,650
		29,804,301
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants Inc	195,190	39,736,780
McDonald's Corp	1,207,286	326,739,884
Yum! Brands Inc (b)	470,694	72,147,976
		438,624,640
Specialty Retail - 5.2%
AutoZone Inc (b)(c)	28,087	84,717,414
Home Depot Inc/The	1,363,809	452,730,036
Lowe's Cos Inc	950,958	197,618,582
Murphy USA Inc	28,642	17,407,462
O'Reilly Automotive Inc (c)	1,427,254	127,525,145
TJX Cos Inc/The	1,882,530	296,197,270
Tractor Supply Co (b)	895,782	27,563,212
		1,203,759,121
TOTAL CONSUMER DISCRETIONARY		2,144,295,874
Consumer Staples - 6.7%
Beverages - 1.2%
Coca-Cola Co/The	1,152,597	100,955,971
PepsiCo Inc	1,252,116	174,745,309
		275,701,280
Food Products - 0.4%
Campbell's Company/The (b)	333,574	7,331,956
General Mills Inc	904,560	32,338,020
Hershey Co/The	251,190	43,970,810
Hormel Foods Corp	494,265	12,361,568
		96,002,354
Household Products - 3.0%
Colgate-Palmolive Co	1,366,489	124,760,446
Kimberly-Clark Corp (b)	562,694	61,508,081
Procter & Gamble Co/The	3,736,608	539,902,490
		726,171,017
Tobacco - 2.1%
Philip Morris International Inc	2,576,361	491,621,206
TOTAL CONSUMER STAPLES		1,589,495,857
Energy - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Antero Midstream Corp	561,396	12,333,870
DT Midstream Inc (b)	172,364	23,786,232
ExxonMobil Holdings Corp	3,845,214	597,700,064
Kinder Morgan Inc	3,318,961	106,804,165
Williams Cos Inc/The (b)	2,070,283	148,108,046
TOTAL ENERGY		888,732,377
Financials - 10.8%
Banks - 0.4%
Commerce Bancshares Inc/MO (b)	231,801	13,738,845
Cullen/Frost Bankers Inc (b)	107,144	17,822,333
First Financial Bankshares Inc (b)	220,933	7,763,585
M&T Bank Corp (b)	257,408	63,397,016
Prosperity Bancshares Inc	170,291	12,749,687
United Bankshares Inc/WV (b)	236,577	11,462,156
		126,933,622
Capital Markets - 1.4%
Cboe Global Markets Inc	177,400	55,034,802
CME Group Inc Class A (b)	611,306	163,701,635
FactSet Research Systems Inc (b)	62,892	16,553,174
Nasdaq Inc	749,611	70,605,860
SEI Investments Co	157,483	16,217,599
		322,113,070
Financial Services - 3.2%
Essent Group Ltd	161,823	10,673,845
Jack Henry & Associates Inc (b)	122,342	18,845,562
Mastercard Inc Class A	17,448	9,999,449
Visa Inc Class A	1,947,087	712,886,963
Western Union Co/The (b)	538,830	3,426,959
		755,832,778
Insurance - 5.8%
American Financial Group Inc/OH	117,355	16,631,551
Aon PLC	363,633	131,107,878
Arch Capital Group Ltd (b)(c)	606,006	60,921,783
Arthur J Gallagher & Co (b)	435,641	108,657,578
Assurant Inc	84,900	23,703,231
Brown & Brown Inc	496,306	34,939,942
Chubb Ltd	616,606	216,231,393
Erie Indemnity Co Class A (b)	43,066	10,423,695
Everest Group Ltd	68,997	25,815,228
Globe Life Inc	134,953	24,595,184
Hanover Insurance Group Inc/The	60,012	13,960,592
Hartford Insurance Group Inc/The	472,808	67,096,183
Loews Corp	286,437	33,229,556
Marsh & McLennan Cos Inc	820,715	155,681,428
Progressive Corp/The	993,591	210,065,010
Reinsurance Group of America Inc	111,402	26,385,564
RLI Corp (b)	155,689	9,534,394
Selective Insurance Group Inc	101,855	9,654,835
Travelers Companies Inc/The (b)	366,579	137,232,514
Unum Group	258,432	22,253,580
W R Berkley Corp	505,108	36,640,534
		1,374,761,653
TOTAL FINANCIALS		2,579,641,123
Health Care - 10.7%
Biotechnology - 3.5%
AbbVie Inc	1,234,432	309,768,366
Amgen Inc	912,865	351,599,084
Biogen Inc (b)(c)	248,795	50,492,945
Regeneron Pharmaceuticals Inc	170,887	130,323,553
		842,183,948
Health Care Equipment & Supplies - 0.3%
Becton Dickinson & Co (b)	482,711	79,946,596
Health Care Providers & Services - 1.0%
Chemed Corp	24,012	12,780,387
Quest Diagnostics Inc	186,478	43,451,239
UnitedHealth Group Inc	458,331	189,932,366
		246,163,992
Pharmaceuticals - 5.9%
Eli Lilly & Co	291,361	334,727,171
Johnson & Johnson	2,793,263	716,052,970
Merck & Co Inc (b)	2,494,421	324,773,614
		1,375,553,755
TOTAL HEALTH CARE		2,543,848,291
Industrials - 9.9%
Aerospace & Defense - 5.1%
General Dynamics Corp	430,230	164,958,787
Honeywell Aerospace Inc	538,149	111,256,924
Huntington Ingalls Industries Inc (b)	66,527	21,717,739
L3Harris Technologies Inc	316,634	87,726,616
Lockheed Martin Corp	343,240	200,019,678
Northrop Grumman Corp	226,159	122,686,734
RTX Corp	2,275,526	489,738,706
		1,198,105,184
Commercial Services & Supplies - 1.0%
Republic Services Inc	341,114	71,821,553
Rollins Inc	497,501	18,890,113
Waste Management Inc	629,058	142,513,090
		233,224,756
Ground Transportation - 0.3%
Landstar System Inc	57,739	10,091,045
Union Pacific Corp	217,433	63,518,702
		73,609,747
Industrial Conglomerates - 0.5%
Honeywell International Inc	538,149	130,797,114
Machinery - 0.8%
Donaldson Co Inc	195,526	18,426,370
Graco Inc	281,064	22,310,860
IDEX Corp	126,888	29,241,340
Nordson Corp	89,709	26,713,546
Otis Worldwide Corp	658,983	47,413,827
Snap-on Inc	88,006	36,118,542
Toro Co/The	165,256	15,182,069
		195,406,554
Professional Services - 1.8%
Automatic Data Processing Inc	682,586	181,881,866
Booz Allen Hamilton Holding Corp Class A	204,438	14,253,417
Broadridge Financial Solutions Inc	197,920	30,469,784
CACI International Inc (b)(c)	37,441	18,636,258
Exponent Inc	84,572	5,653,638
FTI Consulting Inc (b)(c)	51,307	8,177,310
Jacobs Solutions Inc	199,103	26,864,968
Leidos Holdings Inc	216,747	25,055,953
Maximus Inc	92,475	5,571,619
Paychex Inc	547,688	63,991,866
Science Applications International Corp	76,502	8,960,679
Verisk Analytics Inc (b)	236,273	46,037,794
		435,555,152
Trading Companies & Distributors - 0.4%
Fastenal Co	1,946,461	92,865,654
TOTAL INDUSTRIALS		2,359,564,161
Information Technology - 32.8%
Communications Equipment - 3.6%
Cisco Systems Inc	6,303,840	731,182,402
Motorola Solutions Inc	280,835	122,373,851
		853,556,253
Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp Class A	1,850,865	297,434,006
CDW Corp/DE (b)	220,713	32,623,588
Teledyne Technologies Inc (c)	79,594	52,179,439
		382,237,033
IT Services - 2.3%
Accenture PLC Class A (b)	434,413	72,077,805
Akamai Technologies Inc (b)(c)	243,888	28,091,020
Amdocs Ltd	183,003	10,196,927
Cognizant Technology Solutions Corp Class A (b)	810,753	44,875,179
IBM Corporation	1,584,619	354,400,039
VeriSign Inc	139,910	40,576,698
		550,217,668
Semiconductors & Semiconductor Equipment - 8.8%
Analog Devices Inc	721,787	265,191,762
Broadcom Inc	519,390	202,188,139
NVIDIA Corp	5,962,938	1,197,059,804
Texas Instruments Inc	1,538,534	424,235,365
		2,088,675,070
Software - 7.9%
Cadence Design Systems Inc (c)	461,451	156,902,569
Dolby Laboratories Inc Class A (b)	103,216	6,070,132
Dropbox Inc Class A (b)(c)	295,692	9,627,732
Microsoft Corp	3,475,212	1,615,000,521
Qualys Inc (b)(c)	60,789	8,799,208
Roper Technologies Inc	180,715	70,834,859
SPS Commerce Inc (b)(c)	63,927	4,691,602
Tyler Technologies Inc (b)(c)	72,944	22,583,462
		1,894,510,085
Technology Hardware, Storage & Peripherals - 8.6%
Apple Inc	6,651,615	2,054,750,390
TOTAL INFORMATION TECHNOLOGY		7,823,946,499
Materials - 2.6%
Chemicals - 2.0%
Balchem Corp	54,903	9,199,272
Corteva Inc	1,140,102	89,737,428
Linde PLC	791,600	378,685,609
		477,622,309
Containers & Packaging - 0.5%
Amcor PLC (b)	783,288	35,153,965
AptarGroup Inc	109,141	14,620,528
Avery Dennison Corp	131,035	22,240,571
Graphic Packaging Holding CO	500,320	5,368,434
Packaging Corp of America	151,507	37,246,481
Silgan Holdings Inc (b)	148,682	5,944,306
		120,574,285
Metals & Mining - 0.1%
Royal Gold Inc	114,736	22,757,885
TOTAL MATERIALS		620,954,479
Real Estate - 1.9%
Diversified REITs - 0.1%
WP Carey Inc	371,509	27,343,062
Health Care REITs - 0.1%
Omega Healthcare Investors Inc	501,068	25,369,073
Residential REITs - 0.9%
American Homes 4 Rent Class A	552,680	18,470,566
AvalonBay Communities Inc	240,040	44,553,825
Equity LifeStyle Properties Inc	328,602	21,382,132
Equity Residential	582,836	38,729,452
Essex Property Trust Inc	109,246	31,041,158
Invitation Homes Inc	956,091	28,415,025
Mid-America Apartment Communities Inc	198,177	26,226,744
		208,818,902
Retail REITs - 0.5%
Agree Realty Corp	203,152	15,805,226
NNN REIT Inc	321,996	15,301,249
Realty Income Corp	1,559,479	99,603,924
		130,710,399
Specialized REITs - 0.3%
Gaming and Leisure Properties Inc	479,772	21,488,988
VICI Properties Inc	1,811,912	47,743,881
		69,232,869
TOTAL REAL ESTATE		461,474,305
Utilities - 4.0%
Electric Utilities - 2.9%
Alliant Energy Corp	368,480	26,081,014
American Electric Power Co Inc	822,423	105,146,781
Duke Energy Corp	1,318,337	165,359,010
Evergy Inc	368,868	30,619,733
Exelon Corp	1,734,069	79,455,042
IDACORP Inc	91,620	13,093,414
Pinnacle West Capital Corp	21,378	2,158,964
Southern Co/The	1,866,658	176,473,847
Xcel Energy Inc (b)	1,002,814	78,420,055
		676,807,860
Multi-Utilities - 1.1%
Ameren Corp (b)	468,570	51,359,958
CMS Energy Corp	519,463	37,396,140
Consolidated Edison Inc	611,880	66,603,138
DTE Energy Co (b)	352,077	49,949,164
WEC Energy Group Inc	551,742	60,371,610
		265,680,010
TOTAL UTILITIES		942,487,870
TOTAL UNITED STATES		23,739,461,369
TOTAL COMMON STOCKS (Cost $17,804,327,618)		23,758,981,690

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (e) (Cost $3,007,376)	3.64	3,011,000	3,007,985

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	22,947,386	22,951,976
Fidelity Securities Lending Cash Central Fund (f)(g)	3.72	351,763,438	351,798,614
TOTAL MONEY MARKET FUNDS (Cost $374,749,005)			374,750,590

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $18,182,083,999)	24,136,740,265
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(304,451,114)
NET ASSETS - 100.0%	23,832,289,151

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	145	9/2026	54,514,563	399,456
CME E-Mini S&P MidCap 400 Index Contracts (United States)	47	9/2026	17,732,630	10,230
TOTAL LONG				409,686

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,698,295.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $147,899,292.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	14,601,374	935,950,408	927,598,649	839,371	(2,742)	1,585	22,951,976	22,947,386
Fidelity Securities Lending Cash Central Fund	33,976,833	3,551,680,711	3,233,859,926	241,417	996	-	351,798,614	351,763,438
	48,578,207	4,487,631,119	4,161,458,575	1,080,788	(1,746)	1,585	374,750,590

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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